Consolidated Statements of Changes in Equity (USD $) In Thousands	Total	Redeemable Noncontrolling Interests	Common Stock	Additional Paid-In Capital	Accumulated Other Comprehensive Income (Loss)	Treasury Stock	Retained Earnings	Noncontrolling Interests
Beginning Balance at Dec. 31, 2011	$ 1,321,009		$ 20,186	$ 125,948	$ (445)	$ (225,034)	$ 1,380,634	$ 19,720
Beginning Balance (in shares) at Dec. 31, 2011			201,860
Net income	248,418	1,505					244,280	4,138
Other comprehensive income	517				1,853			(1,336)
Common stock issued from treasury shares for exercise of stock options (Note 19)	9,991			(2,386)		12,377
Common stock issued for nonvested awards (Note 19) (in shares)			611
Common stock issued for nonvested awards (Note 19)			61	(61)
Common stock issued from treasury shares for nonvested awards (Note 19)				(628)		628
Share-based compensation (Note 19)	18,623			18,623
Cash dividends declared ($0.40 per share)	(75,851)						(75,851)
Purchase of treasury shares (Note 20)	(75,272)					(75,272)
Subsidiary dividends paid to noncontrolling interests	(2,797)							(2,797)
Fair value of noncontrolling interest		38,000
Tax benefits associated with share-based compensation	297			297
Ending Balance at Dec. 31, 2012	1,444,935	39,505	20,247	141,793	1,408	(287,301)	1,549,063	19,725
Ending Balance (in shares) at Dec. 31, 2012			202,471
Net income	250,081	6,515					244,750	5,331
Other comprehensive income	(413)				2,341			(2,754)
Replacement share-based awards issued in connection with acquisition (Note 19)	15,556			(1,167)		16,723
Common stock issued from treasury shares for exercise of stock options (Note 19)	40,691			(700)		41,391
Common stock issued for nonvested awards (Note 19) (in shares)			319
Common stock issued for nonvested awards (Note 19)			32	(32)
Common stock issued from treasury shares for nonvested awards (Note 19)				(5,747)		5,747
Share-based compensation (Note 19)	28,972			28,972
Common stock issued from treasury shares for dividend equivalents (Note 19)	498			36		301	161
Cash dividends declared ($0.40 per share)	(75,770)						(75,770)
Purchase of treasury shares (Note 20)	(103,857)					(103,857)
Subsidiary dividends paid to noncontrolling interests	(953)	(6,368)						(953)
Tax benefits associated with share-based compensation	2,686			2,686
Ending Balance at Dec. 31, 2013	1,602,426	39,652	20,279	165,841	3,749	(326,996)	1,718,204	21,349
Ending Balance (in shares) at Dec. 31, 2013			202,790
Net income	324,756	4,650					322,872	1,884
Other comprehensive income	(16,096)				(15,675)			(421)
Common stock issued from treasury shares for exercise of stock options (Note 19)	34,869			1,955		32,914
Common stock unissued due to forfeiture of nonvested awards, Value (in shares)			(15)
Common stock unissued due to forfeiture of nonvested awards, Value			(1)	1
Common stock issued from treasury shares for nonvested awards (Note 19)				(11,142)		11,142
Share-based compensation (Note 19)	30,312			30,312
Common stock issued from treasury shares for dividend equivalents (Note 19)	411			185		226
Cash dividends declared ($0.40 per share)	(74,706)						(74,706)
Purchase of treasury shares (Note 20)	(170,516)					(170,516)
Subsidiary dividends paid to noncontrolling interests	(440)	(6,732)						(440)
Fair value of noncontrolling interest	(22,422)	(15,078)		(22,422)
Disposition of noncontrolling interest (Note 2)	(15,490)							(15,490)
Tax benefits associated with share-based compensation	6,540			6,540
Ending Balance at Dec. 31, 2014	$ 1,699,644	$ 22,492	$ 20,278	$ 171,270	$ (11,926)	$ (453,230)	$ 1,966,370	$ 6,882
Ending Balance (in shares) at Dec. 31, 2014			202,775